Leases (Details) - USD ($) $ in Thousands		12 Months Ended
	Feb. 04, 2019	Dec. 31, 2022	Dec. 31, 2021
Leases (Details) [Line Items]
Leases expire		2032
Lease term		5 years
Interest expense		$ 7,236	$ 30,181
Rent expense			2,700
Minimum [Member]
Leases (Details) [Line Items]
Lease, renewal term		3 years
Maximum [Member]
Leases (Details) [Line Items]
Lease, renewal term		5 years
Atlas Capital Investors V, LP [Member]
Leases (Details) [Line Items]
Sale price	$ 29,000
Agreement lease	3 years
Purchase price	$ 44,000
Financing obligation	$ 29,000
Interest expense		$ 1,400	$ 1,500